Intangible assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period over which management approves strategic plan	3 years
Period over which management has projected cash flows	5 years
Deferred tax expense (income) recognised in profit or loss	$ 409	$ 108
Decrease in share price
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Sensitivity analysis for intangible asset	30.00%
Decrease in cash flow
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Sensitivity analysis for intangible asset	10.00%
Ketel One distribution right
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Other intangible assets	$ 1,800	1,800	$ 1,800
Mey Icki | Brand and goodwill names
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit	689
Yenì Raki | Decrease in cash flow
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	35
Don Papa | Brand names
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit	103
Ypióca | Brand names
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit	38
Various US brands | Brand names
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit	46
Greater China | Decrease in share price
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	112
Brand and goodwill names | Brand and goodwill impairment | Türkiye(1)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	786
Brand and goodwill names | Brand and goodwill impairment | Mey Icki
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Deferred tax expense (income) recognised in profit or loss	187
Net exceptional gain/(loss)	599
Goodwill | Goodwill impairment | Mey Icki
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	466
Brand names | Brand impairment | Yenì Raki
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	280
Brand names | Brand impairment | Don Papa
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	287
Deferred tax expense (income) recognised in profit or loss	71
Net exceptional gain/(loss)	216
Brand names | Brand impairment | Aviation American gin
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	44
Deferred tax expense (income) recognised in profit or loss	10
Net exceptional gain/(loss)	34
Brand names | Brand impairment | Various US brands
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	138
Deferred tax expense (income) recognised in profit or loss	36
Net exceptional gain/(loss)	102
Brand names | Brand impairment | Bells Whisky
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge		51
Deferred tax expense (income) recognised in profit or loss		13
Brand names | Brand and tangible asset impairment | Ypióca
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge	$ 41
Brand, tangible and other asset impairment | Brand, tangible and other asset impairment | Aviation American gin
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge		231
Deferred tax expense (income) recognised in profit or loss		55
Brand, tangible and other asset impairment | Brand, tangible and other asset impairment | Various US brands
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge		170
Deferred tax expense (income) recognised in profit or loss		$ 40
Total for all business combinations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Extension of period over which management has projected cash flows	10 years
Maximum | Computer software
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years